J.P. MORGAN ACCEPTANCE CORPORATION II ABS-15G

Exhibit 99.36

Executive Summary

4. Description of the Due Diligence Services

1.	Type of Assets Reviewed

Inglet Blair, LLC (“IB”) performed certain due diligence review services (the “Review”), as defined herein. The loans reviewed were originated from June 2025 to June 2026 and were collateralized by residential real estate and multi-family properties purchased by the applicable mortgagors for the purpose of generating rental income (the “Loans”). The Loans were acquired by JPMorgan Chase Bank, National Association (the “Client”) from lenders and/or aggregators (in such capacity, the “Seller”). The information provided below represents the approach and methodology used at the time of original acquisition by the Seller. Each of the Loans was acquired by the Seller from various lenders through a delegated correspondent channel.

2.	Sample Size of Assets Reviewed

This report reflects 20 Loans selected by the Client to include in JPMMT 2026-NQM5 (the “Securitization”). Client did not disclose to IB if additional loans are included in the Securitization. While the Client may have included additional loans in the Securitization, such loans were not subject to the Review referenced herein. IB reviewed 100% of the Loans provided by the Client and can only assume the sample size was 100%.

3.	Sample Size Determination

The Client, in its sole discretion, determined the Loans to be reviewed by IB. As noted in Section 2 above, Client provided IB with 20 Loans, all of which were reviewed by IB. Therefore, IB used no sampling methodology in its Review.

4.	Information and Data Integrity

IB was provided certain data elements (the “Tape Data”), which were supplied by the Seller. The Seller aggregated the Tape Data from the various lenders. Each lender did not supply Seller with uniform Tape Data; thus, individual Loan Tape Data may not have included all data elements as detailed below in this Section 4. IB subsequently mapped and compared the Tape Data to information contained in each Loan file. When the data was provided, IB compared the following fields:

Field Name
Amortization Type	Total Debt to Income Ratio
Amortized Original Term	First Payment Date
Appraised Value	Interest Only Flag
ARM Initial Adjustment Period	Lien Position
ARM Initial Rate Cap	Loan Purpose
ARM Lookback Period	Loan Term
ARM Margin	Loan Type
ARM Maximum Interest Rate	LTV
ARM Minimum Interest Rate	Note Date
ARM Payment Change Frequency	Occupancy
ARM Periodic Rate Cap	Original Interest Rate
ARM Periodic Rate Cap at first Adjustment Down	Original Principal and Interest
ARM Periodic Rate Cap at first Adjustment Up	Original Principal Balance
ARM Rate Cap at first Adjustment Down	Property Type
ARM Rate Cap at first Adjustment Up	Representative Credit Score
ARM Rate Change Frequency	Residual Income
ATR/QM Designation	Sales Price
Borrower First Name	Subject Address
Borrower Last Name	Subject City
CLTV	Subject State
Doc Type	Subject Zip Code

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5.	Underwriting, Origination Practices and Conformity to Guidelines and/or Criteria

Each Loan was reviewed to the applicable guideline, matrix and/or finding report, produced by an Automated Underwriting System (“AUS”), as provided to IB. Depending on the applicable guideline requirements, IB verified, recalculated and compared certain metrics and attributes:

-	Debt to Income (“DTI”)

-	Debt Service Coverage Ratio (“DSCR”)

-	Loan to Value (“LTV”) / Combined Loan to Value (“CLTV”)

-	Lien Position

-	Gross Income

-	Qualifying Principal, Interest, Taxes and Insurance (“PITI”) payment

-	Assets and Reserves

-	Monthly debt service

-	Residual Income

-	Occupancy

-	Property Type

To the extent prescribed by the applicable guidelines, every Loan received an evaluation of the applicable borrower’s employment, income, assets and credit history as follows:

Employment and Income:

-	Meets the guidelines and, as applicable, regulatory documentation requirements

-	Creditor income calculations are reasonable and as prescribed by the applicable guidelines

-	Ensure borrower(s) is/are currently employed

Assets

-	Confirm asset source and documentation requirements

-	Re-calculate gross, net and liquid asset balances

-	Incorporate gift funds and sourcing documentation

-	Confirm and calculate reserve calculations

Credit Report

-	Determine representative Credit Score and Methodology

-	Number of tradelines

-	Maximum amount of open tradelines

-	Mortgage/Rental payment history

-	Installment and Revolving payment history

-	Bankruptcy and Foreclosure seasoning

-	OFAC Alert(s)

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Credit Application (FNMA Form 1003)

-	Substantially complete

-	Employer and employment status

-	Confirmation of loan purpose and occupancy

-	Disposition and status of Real Estate Owned (REO)

-	First time home buyer status

-	Citizenship and eligibility

Title Review - For each Loan the title commitment or, if present, final title policy was reviewed to confirm:

-	Vestee(s)

-	Title interest – Fee Simple or Leasehold

-	Tax liens, encumbrances, encroachments and/or other title defects were satisfied or addressed

Fraud Report – IB reviewed each Loan file for the presence of a fraud report with all material findings addressed surrounding borrower name variances, social security number discrepancies, subject-property occupancy or employment history.

Hazard and Flood Insurance – Each Loan was reviewed to ensure that (i) each hazard policy limit met the applicable guideline requirement (ii) the property address was correct (iii) the premium was accurately reflected in the DTI calculation and (iv) escrowed where required.

Similarly, where the flood certificate indicates the property improvements were located in a flood zone, IB confirmed the coverage met the guideline requirements and, where applicable, the premium escrowed.

Closing/Legal Documents – All Loans received a review of the closing documentation. This includes the note, mortgage (and applicable riders), assignments, mortgage insurance certificates, underwriter approvals, and HUD-1 or Closing Disclosure, as applicable, are executed by all applicable parties and generally convey the terms of the Loan.

The information and findings provided herein were based on the information provided in the loan file images presented at the time of review.

6.	Collateral Review and Methodology

To establish reasonable support for the original appraised value, each qualifying appraisal was accompanied by one of the following: (i) an existing desk review report provided by the originator (or issuer), (ii) a second full appraisal (typically required by the guidelines) or (iii) a FNMA Collateral Underwriter (“CU”) analysis with a score of 2.5 or less. In the event a loan did not contain any of the supplemental documentation, IB ordered an AVM, desk review or field review to fulfill the requirement. If any of the supplemental material(s) had an estimate of value that was lower than the original appraised value by 10% (or more), a field review (or suitable alternative) was obtained.

Each Loan was analyzed to confirm it was sufficiently collateralized by real property, and each appraisal was audited to address the following FIRREA/USPAP rules and standards:

a.	Was the appraisal prepared for a financial services institution?

b.	Does the appraisal state the definition of Market Value?

c.	Does the appraisal indicate the appraiser’s license or certification, number and expiration date?

d.	Does the appraisal disclose any extraordinary assumptions, hypothetical conditions? Does the appraisal include a statement of assumptions and limiting conditions?

i.	If yes, do the items appear to be reasonable?

e.	Is a minimum 3-year subject sale history included?

f.	Does the report state the effective date of the appraisal?

g.	Does the appraisal summarize the process used to collect, confirm, and report data?

h.	Does the appraisal state the subject’s highest and best use?

i.	Does the appraisal clearly identify the real estate being appraised?

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j.	Does the appraisal state the real property interest being appraised?

k.	Does the report contain sufficient information?

l.	Was the appraisal reported on a FNMA appraisal form?

i.	If yes, was the form materially complete?

m.	Which of the industry recognized methods of valuation were included that may have been utilized to support the institution’s decision to engage in the transaction?

i.	Direct Sales Comparison Approach, Cost Approach, or Income Approach?

ii.	If any of these approaches have been omitted or excluded, is there sufficient explanation provided as to why?

7.	Regulatory Compliance Review to Federal, State and Local Lending Laws

All Loans deemed to be consumer purpose loans were submitted to an automated regulatory compliance review the “TRID Review”. The system tested each applicable Loan for adherence to certain federal, state and local consumer protection laws related to mortgage lending. For twelve (12) business purpose loans, no TRID compliance testing was completed.

All applicable tests and disclosure reviews were graded in accordance with the SFA RMBS 4.0 TRID Compliance Review Scope standard as described below.

-	Federal Truth in Lending Act– Regulation Z

○	Consumer Handbook on Adjustable Rate Mortgages (1026.19(b)(1))

●	Confirm acknowledgement of receipt by the borrower or documentary evidence disclosure was delivered to the borrower(s)

○	Your Home Loan Toolkit (1026.19(g)(1))

●	Confirm acknowledgement of receipt by the borrower or documentary evidence disclosure was delivered to the borrower(s)

●	Provided within 3 business days of application

○	Federal High-cost (1026.32)

●	Identify points and fees and/or APR threshold test failures

●	Prepayment Penalty restrictions

○	Higher-priced Mortgage Loans (1026.35)

●	APR Threshold with the corresponding appraisal and escrow requirements

○	Right of Rescission (1026.23)

●	Review accuracy, timing and content of disclosure(s)

●	Confirm all requisite consumers received notice and correct form

○	Qualified Mortgage Rule (1026.43(e))

●	Perform points and fees test to confirm 3% threshold

●	Adherence to Appendix Q and DTI below 43% or Temp QM

●	Application Dates of 1/10/2014 to 2/28/2021

●	Adherence to Appendix Q and DTI below 43% and/or Temp QM and/or APR/APOR threshold testing

●	Application Dates of 3/1/2021 to 6/30/2021

●	Adherence to Appendix Q and DTI below 43% and/or APR/APOR threshold testing

●	Application Dates of 7/1/2021 to 9/30/2022

●	APR/APOR threshold testing

●	Application Dates on or after 10/1/2022*

○	Subject to any guidance updates from regulators

●	Loan does not contain “risky feature” (IO, Negative Amortization, etc.)

●	Contain a valid and approved AUS, as applicable

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●	Ability-to-Repay (“ATR”) (1026.43(c)(2) – IB reviewed each Loan for the applicable mortgagor’s ability to repay; however, there is no representation or warranty, implied or otherwise, that a court (or other administrative/legislative authority) will agree with the determination. IB objectively confirmed the following eight (8)-factors had been considered and, where applicable, documented:

●	(i) The consumer’s current or reasonably expected income or assets, other than the value of the dwelling, including any real property attached to the dwelling, that secures the loan;

●	(ii) If the creditor relies on income from the consumer’s employment in determining repayment ability, the consumer’s current employment status;

●	(iii) The consumer’s monthly payment on the covered transaction, calculated in accordance with paragraph (c)(5) of this section;

●	(iv) The consumer’s monthly payment on any simultaneous loan that the creditor knows or has reason to know will be made, calculated in accordance with paragraph (c)(6) of this section;

●	(v) The consumer’s monthly payment for mortgage-related obligations;

●	(vi) The consumer’s current debt obligations, alimony, and child support;

●	(vii) The consumer’s monthly debt-to-income ratio or residual income in accordance with paragraph (c)(7) of this section; and

●	(viii) The consumer’s credit history.

○	TRID (1026.36, 37)

○	Loan Estimate (“LE”)

●	Initial LE was provided within three (3) business days of application as provided by the broker or creditor and loan does not consummate within seven (7) business days of receipt
●	Provided within three (3) business days of a valid Change of Circumstance
●	Complete in all material respects
●	Contains NMLS ID
●	Confirm the “In 5 Years” calculation is not over disclosed

○	Final Closing Disclosure (“CD”)

●	Confirm creditor provided CD no later than three (3) business days of consummation and confirm all relevant fields are complete
●	Ensure technical requirements are met – Rounding, Alphabetization, Number of Fees per category and title fees properly labeled

●	Recalculation of the Finance Charge, Amount Financed, Total of Payments (“TOP”), and Total Interest Payments (“TIP”)

●	Projected Payments - Re-calculation of Principal and Interest payment(s), verified escrow and insurance payments, interest only periods and final balloon payments are present and displayed in the correct number of columns

●	Adjustable Interest Rate and Adjustable Payment Tables are present, complete and accurate, if applicable

●	No fee charged for preparation of LE or CD

●	Fee descriptions conform with clear and conspicuous standard

●	Loan terms match that of the subject loan – balance, rate, term, prepayment penalty

●	Loan Disclosures section is complete – Late Payment matches the note and the escrow section is consistent within the disclosure

○	Fee and Tolerance Testing - Zero and ten percent (10.0%) tolerance testing, including the presence, timing and a validation of a change of circumstance and corresponding fee changes

○	Evidence Service Provider List and Your Home Loan Toolkit, if applicable, were provided or present in the loan file

○	LE and CD form(s) provided to the borrower are consistent across the loan process

○	NMLS ID is present on the loan application, note, security instrument, LE and CD, as applicable

○	Items not tested, include but are not limited to:

●	Categorization of fees in the appropriate section

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●	Accuracy of information for fields not expressly stated above

●	Presence and accuracy of the Seller’s Transaction columns on the Seller’s columns

○	State High-cost and Predatory lending regulations

○	RESPA disclosures

●	Confirm GFE and HUD-1

●	Special Information Booklet

●	Notice of Servicing Transfer

●	Affiliated Business Arrangement Disclosure

●	Homeownership Counseling Disclosures

○	Equal Credit Opportunity Act

●	Presence, acknowledgement and timing of the Right to Receive Copy of Appraisal Disclosure

Structured Finance Association (“SFA”) organized and led an initiative to establish a framework for Third-Party Reviewer’s (“TPR”) to evaluate and grade loans subject to the Know Before You Owe Act, also commonly referred to as TILA-RESPA Integrated Disclosure (“TRID”). While all grades and conclusions are established in good faith, the grading scheme materiality and impact for certain exceptions may change from time to time, and thus, all reports contain Interpretation Risk. Under no circumstance should the Client, any potential investors or other individual party solely rely on the interpretations made by IB, SFA, or its outside counsel.

Please be advised that IB is not a law firm, does not employ personnel who are licensed to practice law and the exceptions, observations and conclusions provided by IB are not legal opinions. IB relies upon the advice of outside counsel, informal advice of regulators and industry practice to determine materiality.

TRID Tested	No. of Loans	% of Population
No	12	60.00%
Yes	8	40.00%
Total	20	100%

8.	Any Other Type of Review

There was no other review performed.

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5. Summary of Finding and Conclusions of Review

The following tables represent the final NRSRO overall and component grades. The Overall grade is comprised of the lowest of the component grades.

NRSRO Final Grade	No. of Loans	% of Population
A	11	55.00%
B	9	45.00%
Total	20	100%

NRSRO Final Credit Grade	No. of Loans	% of Population
A	12	60.00%
B	8	40.00%
Total	20	100%

NRSRO Final Compliance Grade	No. of Loans	% of Population
A	18	90.00%
B	2	10.00%
Total	20	100%

NRSRO Final Property Grade	No. of Loans	% of Population
A	20	100.00%
Total	20	100%

The following tables represent certain key attributes of the Loans and their frequency amongst the loan population.

Amortization Type	No. of Loans	% of Population
Fixed Rate	20	100.00%
Total	20	100%

Lien Position	No. of Loans	% of Population
1st	20	100.00%
Total	20	100%

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Purpose	No. of Loans	% of Population
Cash Out: Debt Consolidation—Proceeds used to pay off existing loans other than loans secured by real estate.	2	10.00%
Cash Out: Other/Multipurpose/Unknown purpose	5	25.00%
Other-than-first-time Home Purchase	11	55.00%
Rate/Term Refinance -- Borrower initiated	2	10.00%
Total	20	100%

Property Type	No. of Loans	% of Population
Single Family Detached (non-PUD)	12	60.00%
Condo, Low Rise (4 or fewer stories)	1	5.00%
Townhouse (Do not report as “PUD”)	1	5.00%
2 Family	2	10.00%
4 Family	1	5.00%
5-10 Unit Multi-Family	1	5.00%
PUD (Only for use with Single-Family Detached Homes with PUD riders)	2	10.00%
Total	20	100%

LTV	No. of Loans	% of Population
00.01- 10.00	0	0.00%
10.01- 20.00	0	0.00%
20.01- 30.00	0	0.00%
30.01- 40.00	1	5.00%
40.01- 50.00	2	10.00%
50.01- 60.00	1	5.00%
60.01- 70.00	2	10.00%
70.01- 80.00	14	70.00%
80.01- 90.00	0	0.00%
90.01- 100.00	0	0.00%
Total	20	100%

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CLTV	No. of Loans	% of Population
00.01- 10.00	0	0.00%
10.01- 20.00	0	0.00%
20.01- 30.00	0	0.00%
30.01- 40.00	1	5.00%
40.01- 50.00	2	10.00%
50.01- 60.00	1	5.00%
60.01- 70.00	2	10.00%
70.01- 80.00	14	70.00%
80.01- 90.00	0	0.00%
90.01- 100.00	0	0.00%
Total	20	100%

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